DEBT - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 03, 2014	Dec. 30, 2017	Dec. 31, 2016	Nov. 02, 2014	Dec. 17, 2012
Debt
Outstanding letters of credit		$ 26.5	$ 25.5
Fair value of long-term debt including current portion		148.0
Difference between fair value and carrying value of debt		1.8
Revolving Credit Facility
Debt
Term of debt	5 years
Maximum borrowing capacity	$ 295.0	295.0		$ 265.0
Outstanding letters of credit	45.0
Outstanding letters of credit that can be converted to foreign currency	$ 100.0
Remaining borrowing capacity		$ 225.7	$ 261.3
Revolving Credit Facility | Minimum
Debt
Facility fee (in hundredths)	0.15%
Revolving Credit Facility | Maximum
Debt
Facility fee (in hundredths)	0.325%
Series 2012 Senior Notes Tranche A | Senior Notes
Debt
Interest rate (in hundredths)		3.89%			3.89%
Debt					$ 35.0
Series 2012 Senior Notes Tranche B | Senior Notes
Debt
Interest rate (in hundredths)		3.98%			3.98%
Debt					$ 40.0
Series 2002-A Senior Notes Tranche B | Corporate Debt Securities
Debt
Debt					$ 40.0
Shelf Agreement
Debt
Remaining borrowing capacity		$ 150.0
Letter of Credit
Debt
Interest rate (in hundredths)		0.75%
Term of debt		1 year
Letter of Credit | Industrial Development Revenue Bonds
Debt
Outstanding letters of credit		$ 9.8
Letter of Credit | Industrial Development Revenue Bonds | Minimum
Debt
Interest rate (in hundredths)		1.10%